[PHOTO APPEARS HERE]
Semiannual Report February 29, 2000

Oppenheimer
Enterprise Fund


                          [LOGO OF OPPENHEIMER FUNDS]

REPORT HIGHLIGHTS

Driven by technology stocks, the Fund produced extremely good results during the period.

Our Internet strategy is to invest in companies that supply the "dot.coms" with products and services, rather than investing directly in the dot.coms themselves.

Biotechnology companies excelled during the period, as they continue to develop cost-effective life-saving drug therapies.

     Contents

1    President's Letter

3    An Interview with Your Fund's Manager

9    Financial Statements

33   Officers and Trustees

Cumulative
Total Returns
For the 6-Month Period
Ended 2/29/00*

Class A
Without     With
Sales Chg.  Sales Chg.
-------------------------
99.00%      87.55%

Class B
Without     With
Sales Chg.  Sales Chg.
-------------------------
98.28%      93.28%

Class C
Without     With
Sales Chg.  Sales Chg.
-------------------------
98.37%      97.37%

Class Y
Without     With
Sales Chg.  Sales Chg.
-------------------------
99.46%      99.46%

  Not FDIC Insured.
  No Bank Guarantee.
  May Lose Value.

* See page 7 for further details.

PRESIDENT'S LETTER

Dear shareholder,


[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Enterprise Fund


For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

   The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.

1 OPPENHEIMER ENTERPRISE FUND

PRESIDENT'S LETTER

   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

   While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
March 21, 2000

2 OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

How did Oppenheimer Enterprise Fund perform?

A. For the six months that ended February 29, 2000, the Fund performed extremely well. We outperformed our benchmark, the Russell 2000 Index, by a large margin, primarily due to our emphasis on technology, as well as good stock selection within that sector.1 Winners included companies specializing in computer software, hardware, electronics, telecommunications and the Internet.


[PHOTO]

Portfolio Management Team (l to r)
Jay Tracey
(Portfolio Manager)
Jayne Stevlingson

     In addition, small-cap stocks continued their strong relative performance against large-cap stocks, a trend that began in early 1999 and accelerated as the year ended. Most of that relative strength came from small-cap technology, while other small-cap companies in traditional industries languished. Also, toward the end of 1999, for the first time in several years, earnings growth expectations for small-cap stocks improved somewhat relative to large-cap stocks.

How did the Internet figure into the Fund's success?

We have not emphasized direct eCommerce companies that generate revenues by selling merchandise over the Internet, nor did we invest in Internet companies that provide content. The reason: it is very difficult to determine their ultimate success. Instead, many of the technology companies that we own are benefiting directly or indirectly from the growth of the Internet as suppliers, even though they are not necessarily "dot.com" names themselves. For example, Cobalt Networks, Inc., one of the Fund's holdings, manufactures specialized computers that allow the company's corporate or government clients to network with business partners.


1. The Fund's Class A shares produced an 147.06% average annual total return, without considering sales charges, for the one-year period ended February 29, 2000. For the same period, the Russell 2000 Index generated a return of 49.28%, and the Lipper Small-Cap Growth Fund Index produced a 122.79% return.


3 OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


"The Fund is diversified across nearly 200 companies, with very few individual holdings comprising more than 2% of the portfolio."

Another trend in the Internet world is business-to-business eCommerce, which already dwarfs business-to-consumer eCommerce in terms of revenues generated. For example, we own shares of PurchasePro.com Inc., which allow businesses to buy and sell products and services on PurchasePro.com Inc.'s network in an auction format. The company charges a monthly membership subscription fee for access to this eMarketplace.

     Finally, Internet security has been in the news lately, as computer vandals invaded big-name sites such as Yahoo!, Amazon.com and eBay in an attempt to disable their operations. Our own focus was on the companies that help prevent such break-ins. For example, we own shares in BindView Development Corp., a company which helps its clients maintain the security and integrity of their computer networks.

Should shareholders be concerned that more than 50% of the Fund's portfolio is invested in technology?2

One of the reasons we describe Enterprise as being an "aggressive growth" fund is that it takes a fair amount of risk, by having a relatively large exposure to young, unproven companies or by putting a significant part of the Fund's net assets in a small number of sectors. By doing so, we hope to achieve much higher returns than otherwise would be possible with a more conservative portfolio. As a way to offset part of the higher risk in the portfolio, the Fund is diversified across nearly 200 companies, with very few individual holdings comprising more than 2% of the portfolio.


2. The Fund's Portfolio is subject to change.

4 OPPENHEIMER ENTERPRISE FUND

Besides computer-related companies, where else have you found success?

Within the Russell 2000 Index, biotechnology was also a top performing sector. Biotechnology companies are inventing new drugs that can be priced at a premium because they provide a cost-effective alternative to a prolonged, expensive hospital stay. One such holding within the portfolio is Abgenix, Inc. Abgenix seeks to create therapeutic agents made from human antibodies for a variety of diseases, including cancer. It's one of the companies within the biotechnology sector that has benefited from the recent shift in investor sentiment that now favors businesses with many new drugs pending approval.

Have any holdings disappointed during the period?

Outside of technology and biotechnology, the stock market's performance was mediocre. We believe that is due to investor psychology, not actual business fundamentals. For instance, a restaurant company or a traditional retailer with growing revenues of 15% a year is not very exciting to an investor who can get 50% growth in technology. We believe that eventually fundamental values should count, and many such companies would then perform better.

What is your outlook for the Fund over the coming months?

One of the big positives for the rest of 2000 is the "Y2K dividend." In recent years, most business investment has been high-tech outlays, much of which was Y2K-related and is now freed up for new initiatives. We believe that spending towards eCommerce and other information technology projects will accelerate.

Average Annual
Total Returns
For the Periods Ended 3/31/003

Class A         Since
1-Year          Inception
--------------------------------
84.27%          45.07%

Class B         Since
1-Year          Inception
--------------------------------
89.05%          45.83%

Class C         Since
1-Year          Inception
--------------------------------
93.14%          45.99%


--------------------------------
Cumulative Total Return
For the Period Ended 3/31/00

                Since
                Inception
--------------------------------
Class Y         95.66%


3. See page 7 for further details.


5 OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Regardless of industry, we examine each company that we own on an individual basis, and when we think a stock has risen too far too fast, we pare it back or, in some cases, sell it altogether. Although technology is very expensively valued, growth rates are also much higher than they have been in the past. Being able to focus on companies with sustainable business models is part of what makes Oppenheimer Enterprise Fund The Right Way to Invest.


Sector Allocation4

             [GRAPH]

 .  Technology              56.4%
 .  Healthcare              11.1
 .  Communication Services  11.0
 .  Capital Goods            8.2
 .  Consumer Cyclicals       5.6
 .  Consumer Staples         5.1
 .  Financial                2.0
 .  Energy                   0.6


Top Five Industries5
----------------------------------------------------------
Computer Software                                    23.3%
----------------------------------------------------------
Computer Services                                    11.1
----------------------------------------------------------
Healthcare/Drugs                                      9.1
----------------------------------------------------------
Computer Hardware                                     6.9
----------------------------------------------------------
Electronics                                           6.6

Top Ten Common Stock Holdings5
----------------------------------------------------------
Abgenix, Inc.                                         2.6%
----------------------------------------------------------
Micromuse, Inc.                                       2.0
----------------------------------------------------------
MGC Communications, Inc.                              1.9
----------------------------------------------------------
Neurocrine Biosciences, Inc.                          1.8
----------------------------------------------------------
BindView Development Corp.                            1.7
----------------------------------------------------------
Advent Software, Inc.                                 1.5
----------------------------------------------------------
Cubist Pharmaceuticals, Inc.                          1.4
----------------------------------------------------------
Lynx Therapeutics, Inc.                               1.3
----------------------------------------------------------
Corporate Executive Board Co.                         1.2
----------------------------------------------------------
Virata Corp.                                          1.2


4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of common stock.

5. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.


6 OPPENHEIMER ENTERPRISE FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com. When looking at Fund performance results, please note that the recent growth rate in the stock market has helped produce short-term returns that are not typical and may not continue in the future.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A. The inception date of the Fund was 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.

7 OPPENHEIMER ENTERPRISE FUND

Financials



                         8 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  February 29, 2000 / Unaudited

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--92.0%
--------------------------------------------------------------------------------
 Capital Goods--7.5%
--------------------------------------------------------------------------------
 Aerospace/Defense--0.3%
 Armor Holdings, Inc.1                                   348,200    $ 3,830,200
--------------------------------------------------------------------------------
 Industrial Services--5.5%
 Carrier 1 International SA, ADR1                        115,500      3,746,531
--------------------------------------------------------------------------------
 Corporate Executive Board Co.1                          350,000     17,456,250
--------------------------------------------------------------------------------
 Digimarc Corp.1                                          78,300      4,502,250
--------------------------------------------------------------------------------
 Keynote Systems, Inc.1                                   93,000     15,228,750
--------------------------------------------------------------------------------
 Navidec, Inc.1                                          155,800      3,028,362
--------------------------------------------------------------------------------
 PurchasePro.com, Inc.1                                  126,600     15,437,287
--------------------------------------------------------------------------------
 Source Information Management Co. (The)1                300,000      6,206,250
--------------------------------------------------------------------------------
 Tetra Tech, Inc.1                                       400,000     10,025,000
--------------------------------------------------------------------------------
 Waste Connections, Inc.1                                300,000      3,187,500
                                                                    ------------
                                                                     78,818,180


--------------------------------------------------------------------------------
 Manufacturing--1.7%
 AstroPower, Inc.1                                       200,000      5,600,000
--------------------------------------------------------------------------------
 Asyst Technologies, Inc.1                               209,600      9,615,400
--------------------------------------------------------------------------------
 Koala Corp.1,2                                          500,000      6,281,250
--------------------------------------------------------------------------------
 Metron Technology NV1                                   128,500      3,116,125
                                                                    ------------
                                                                     24,612,775


--------------------------------------------------------------------------------
 Communication Services--10.1%
--------------------------------------------------------------------------------
 Telecommunications: Long Distance--6.2%
 Clarent Corp.1                                          100,000     10,925,000
--------------------------------------------------------------------------------
 Cypress Communications, Inc.1                           181,800      4,238,212
--------------------------------------------------------------------------------
 Efficient Networks, Inc.1                                91,100     14,689,875
--------------------------------------------------------------------------------
 Internap Network Services Corp.1                         60,000      5,820,000
--------------------------------------------------------------------------------
 MGC Communications, Inc.1                               398,600     27,503,400
--------------------------------------------------------------------------------
 Network Plus Corp.1                                     243,800      9,401,537
--------------------------------------------------------------------------------
 STARTEC Global Communications Corp.1                    112,500      2,981,250
--------------------------------------------------------------------------------
 Startec Global Communications Corp.1,3                  187,500      4,720,312
--------------------------------------------------------------------------------
 Triton PCS Holdings, Inc., Cl. A1                        57,500      3,450,000
--------------------------------------------------------------------------------
 Z-Tel Technologies, Inc.1                               140,000      4,952,500
                                                                    ------------
                                                                     88,682,086

                         9 OPPENHEIMER ENTERPRISE FUND

 STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Telecommunications: Wireless--3.5%
 Aether Systems, Inc.1                                    32,000    $ 8,268,000
--------------------------------------------------------------------------------
 AirGate PCS, Inc.1                                       24,200      2,371,600
--------------------------------------------------------------------------------
 Alamosa PCS Holdings, Inc.1                              86,800      3,146,500
--------------------------------------------------------------------------------
 Chartered Semiconductor Manufacturing, Sponsored ADR1    68,100      6,009,825
--------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A1                     209,800      3,986,200
--------------------------------------------------------------------------------
 interWAVE Communications International Ltd.1             46,600      2,999,875
--------------------------------------------------------------------------------
 Phone.com, Inc.1                                         30,000      4,188,750
--------------------------------------------------------------------------------
 Proxim, Inc.1                                           110,000     15,785,000
--------------------------------------------------------------------------------
 Telaxis Communications Corp.1                            35,000      2,732,187
                                                                    ------------
                                                                     49,487,937

--------------------------------------------------------------------------------
 Telephone Utilities--0.4%
 Allied Riser Communications Corp.1                      199,200      5,179,200
--------------------------------------------------------------------------------
 Choice One Communications, Inc.1                         11,100        666,000
                                                                    ------------
                                                                      5,845,200

--------------------------------------------------------------------------------
 Consumer Cyclicals--5.2%
--------------------------------------------------------------------------------
 Consumer Services--1.0%
 Cornell Corrections, Inc.1                              152,100      1,235,812
--------------------------------------------------------------------------------
 Getty Images, Inc.1                                     121,900      6,270,231
--------------------------------------------------------------------------------
 Heidrick & Struggles International, Inc.1                 5,800      5,977,800
--------------------------------------------------------------------------------
 Netcentives, Inc.1                                       19,700        896,350
                                                                    ------------
                                                                     14,380,193

--------------------------------------------------------------------------------
 Leisure & Entertainment--0.8%
 Activision, Inc.1                                       250,000      3,171,875
--------------------------------------------------------------------------------
 Handleman Co.1                                          550,000      5,706,250
--------------------------------------------------------------------------------
 Hotel Reservations Network, Inc., Cl. A1                 77,800      2,022,800
                                                                    ------------
                                                                     10,900,925

--------------------------------------------------------------------------------
 Media--1.6%
 Eloquent, Inc.1                                          27,600        928,050
--------------------------------------------------------------------------------
 Lifeminders.com, Inc.1                                   21,800      1,158,125
--------------------------------------------------------------------------------
 T/R Systems, Inc.1                                      121,700      2,631,762
--------------------------------------------------------------------------------
 True North Communications, Inc.                         150,000      5,550,000
--------------------------------------------------------------------------------
 Tweeter Home Entertainment Group, Inc.1                 400,000     12,250,000
                                                                    ------------
                                                                     22,517,937

                        10 OPPENHEIMER ENTERPRISE FUND

 STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Retail: Specialty--1.8%
 Chico's Fas, Inc.1                                      200,000    $ 2,525,000
--------------------------------------------------------------------------------
 Copart, Inc.1                                           389,800      8,197,981
--------------------------------------------------------------------------------
 Factory 2-U Stores, Inc.1                               200,000      4,850,000
--------------------------------------------------------------------------------
 Pantry, Inc. (The)1                                     242,500      3,455,625
--------------------------------------------------------------------------------
 Pets.com, Inc.1                                         340,300      2,382,100
--------------------------------------------------------------------------------
 School Specialty, Inc.1                                 130,300      2,247,675
--------------------------------------------------------------------------------
 Whitehall Jewellers, Inc.1                              130,050      2,544,103
                                                                    ------------
                                                                     26,202,484

--------------------------------------------------------------------------------
 Consumer Staples--4.6%
--------------------------------------------------------------------------------
 Broadcasting--1.5%
 Citadel Communications Corp.1                           188,900      6,398,987
--------------------------------------------------------------------------------
 Cumulus Media, Inc., Cl. A1                             150,000      4,481,250
--------------------------------------------------------------------------------
 New Frontier Media, Inc.1                               500,000      4,156,250
--------------------------------------------------------------------------------
 Regent Communications, Inc.1                            218,100      2,589,937
--------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., Cl. A1               217,200      4,153,950
                                                                    ------------
                                                                     21,780,374

--------------------------------------------------------------------------------
 Education--0.7%
 Corinthian Colleges, Inc.1                              300,000      5,362,500
--------------------------------------------------------------------------------
 ProsoftTraining.com1                                    292,600      4,974,200
                                                                    ------------
                                                                     10,336,700

--------------------------------------------------------------------------------
 Entertainment--2.4%
 Buca, Inc.1                                             350,000      4,943,750
--------------------------------------------------------------------------------
 Cinar Films, Inc., Cl. B1                               238,900      4,927,312
--------------------------------------------------------------------------------
 Imax Corp.1                                             200,000      5,050,000
--------------------------------------------------------------------------------
 Macrovision Corp.1                                       72,700      7,251,825
--------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.1                        400,000     12,025,000
                                                                    ------------
                                                                     34,197,887

--------------------------------------------------------------------------------
 Energy--0.6%
--------------------------------------------------------------------------------
 Energy Services--0.3%
 Cal Dive International, Inc.1                           100,000      3,600,000
--------------------------------------------------------------------------------
 Oil: International--0.3%
 FX Energy, Inc.1                                        470,000      3,113,750
--------------------------------------------------------------------------------
 FX Energy, Inc.1,3                                      130,000        818,187
                                                                    ------------
                                                                      3,931,937

                        11 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Financial--1.9%
--------------------------------------------------------------------------------
 Banks--0.9%
 First International Bancorp, Inc.                        26,000    $   182,000
--------------------------------------------------------------------------------
 Investors Financial Services Corp.                      150,000      6,075,000
--------------------------------------------------------------------------------
 Labrance & Co., Inc.1                                   487,300      5,908,512
                                                                    ------------
                                                                     12,165,512


--------------------------------------------------------------------------------
 Diversified Financial--0.6%
 MicroFinancial, Inc.                                    586,000      5,347,250
--------------------------------------------------------------------------------
 ReSourcePhoenix.com, Inc.1                              165,700      3,075,806
                                                                    ------------
                                                                      8,423,056

--------------------------------------------------------------------------------
 Insurance--0.4%
 Advance Paradigm, Inc.1                                 220,000      5,204,375
--------------------------------------------------------------------------------
 Healthcare--10.2%
--------------------------------------------------------------------------------
 Healthcare/Drugs--9.1%
 Abgenix, Inc.1                                          116,800     37,624,200
--------------------------------------------------------------------------------
 Antigenics, Inc.1                                        28,400      1,278,000
--------------------------------------------------------------------------------
 Creative BioMolecules, Inc.1                             82,400      1,586,200
--------------------------------------------------------------------------------
 Cubist Pharmaceuticals, Inc.1                           330,000     19,366,875
--------------------------------------------------------------------------------
 Diversa Corp.1                                           37,100      4,952,850
--------------------------------------------------------------------------------
 Lynx Therapeutics, Inc.1                                200,000     19,200,000
--------------------------------------------------------------------------------
 Maxygen, Inc.1                                           28,000      4,105,500
--------------------------------------------------------------------------------
 Nuerocrine Biosciences, Inc.1                           676,500     25,030,500
--------------------------------------------------------------------------------
 Sequenom, Inc.1                                          28,000      3,500,000
--------------------------------------------------------------------------------
 Ventana Medical Systems, Inc.1                          150,000      8,456,250
--------------------------------------------------------------------------------
 XOMA Ltd.1                                              417,500      3,861,875
                                                                    ------------
                                                                    128,962,250

--------------------------------------------------------------------------------
 Healthcare/Supplies & Services--1.1%
 EP MedSystems, Inc.1,2                                  600,000      3,300,000
--------------------------------------------------------------------------------
 Neoforma.com, Inc.1                                       6,500        386,750
--------------------------------------------------------------------------------
 Renal Care Group, Inc.1                                 400,000      7,025,000
--------------------------------------------------------------------------------
 VantageMed Corp.1                                       179,500      1,615,500
--------------------------------------------------------------------------------
 Zoll Medical Corp.1                                      75,100      3,905,200
                                                                    ------------
                                                                     16,232,450

                        12 OPPENHEIMER ENTERPRISE FUND

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Technology--51.9%
--------------------------------------------------------------------------------
 Communications Equipment--4.0%
 Advanced Fibre Communications, Inc.1                    200,000    $13,625,000
--------------------------------------------------------------------------------
 Audiovox Corp., Cl. A1                                  175,200     11,335,988
--------------------------------------------------------------------------------
 Extreme Networks, Inc.1                                  45,000      5,006,250
--------------------------------------------------------------------------------
 Inet Technologies, Inc.1                                 75,000      3,253,125
--------------------------------------------------------------------------------
 IXnet, Inc.1                                            130,100      6,927,825
--------------------------------------------------------------------------------
 Terayon Communication Systems, Inc.1                     38,900     10,002,163
--------------------------------------------------------------------------------
 ViaSat, Inc.1                                            85,100      6,637,800
                                                                    ------------
                                                                     56,788,151

--------------------------------------------------------------------------------
 Computer Hardware--6.9%
 3DO Co. (The)1                                          225,000      3,375,000
--------------------------------------------------------------------------------
 Cobalt Networks, Inc.1,3                                250,000     16,756,250
--------------------------------------------------------------------------------
 Com21, Inc.1                                             97,300      6,811,000
--------------------------------------------------------------------------------
 Creo Products, Inc.1                                    194,600      7,078,575
--------------------------------------------------------------------------------
 Echelon Corp.1                                          100,000      8,112,500
--------------------------------------------------------------------------------
 MTI Technology Corp.1                                   165,700      8,688,894
--------------------------------------------------------------------------------
 Network Appliance, Inc.1                                 75,000     14,156,250
--------------------------------------------------------------------------------
 Optimal Robotics Corp.1                                 225,000      8,296,875
--------------------------------------------------------------------------------
 SanDisk Corp.1                                          156,000     13,884,000
--------------------------------------------------------------------------------
 Splash Technology Holdings, Inc.1                       194,700      3,212,550
--------------------------------------------------------------------------------
 Xircom, Inc.1                                           194,900      8,094,441
                                                                    ------------
                                                                     98,466,335

--------------------------------------------------------------------------------
 Computer Services--11.1%
 724 Solutions, Inc.1                                     18,900      3,557,925
--------------------------------------------------------------------------------
 Alloy Online, Inc.1                                     296,300      5,777,850
--------------------------------------------------------------------------------
 Anicom, Inc.1                                           197,800      1,619,488
--------------------------------------------------------------------------------
 AppNet, Inc.1                                           105,400      4,729,825
--------------------------------------------------------------------------------
 Apropos Technology, Inc.1                                18,400        880,900
--------------------------------------------------------------------------------
 Art Technology Group, Inc.1                              75,000     10,837,500
--------------------------------------------------------------------------------
 BackWeb Technologies Ltd.1                              125,800      4,717,500
--------------------------------------------------------------------------------
 Braun Consulting, Inc.1                                 100,000      5,800,000
--------------------------------------------------------------------------------
 C-bridge Internet Solutions, Inc.1                       34,300      1,805,038
--------------------------------------------------------------------------------
 CAIS Internet, Inc.1                                    165,800      6,341,850
--------------------------------------------------------------------------------
 El Sitio, Inc.1                                          34,600        782,825
--------------------------------------------------------------------------------
 iBasis, Inc.1                                            82,400      6,633,200
--------------------------------------------------------------------------------
 ImageX.com, Inc.1                                       121,500      2,931,188


                        13 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Computer Services Continued
 Inforte Corp.1                                           43,900    $ 3,531,206
--------------------------------------------------------------------------------
 International FiberCom, Inc.1                           194,100      6,114,150
--------------------------------------------------------------------------------
 Internet Pictures Corp.1                                270,000      8,910,000
--------------------------------------------------------------------------------
 internet.com Corp.1                                     121,700      5,415,650
--------------------------------------------------------------------------------
 Loislaw.com, Inc.1                                      107,300      2,400,838
--------------------------------------------------------------------------------
 OneSource Information Services, Inc.1                   286,100      2,467,613
--------------------------------------------------------------------------------
 Predictive Systems, Inc.1                               116,000      7,047,000
--------------------------------------------------------------------------------
 RADWARE Ltd.1                                           121,300      7,899,663
--------------------------------------------------------------------------------
 Stamps.com, Inc.1                                       500,000     14,156,250
--------------------------------------------------------------------------------
 Student Advantage, Inc.1                                 54,400        843,200
--------------------------------------------------------------------------------
 Tanning Technology Corp.1                                74,000      3,191,250
--------------------------------------------------------------------------------
 Therma-Wave, Inc.1                                       48,300      1,944,075
--------------------------------------------------------------------------------
 Turnstone Systems, Inc.1                                 36,500      7,010,281
--------------------------------------------------------------------------------
 USinternetworking, Inc.1                                189,500     12,649,125
--------------------------------------------------------------------------------
 Viant Corp.1                                            129,200      4,901,525
--------------------------------------------------------------------------------
 WatchGuard Technologies, Inc.1                          100,000      5,900,000
--------------------------------------------------------------------------------
 WebTrends Corp.1                                         70,000      6,650,000
                                                                   -------------
                                                                    157,446,915

--------------------------------------------------------------------------------
 Computer Software--23.3%
 Accrue Software, Inc.1                                   75,000      3,520,313
--------------------------------------------------------------------------------
 Active Software, Inc.1                                  100,000     10,500,000
--------------------------------------------------------------------------------
 Advent Software, Inc.1                                  240,000     21,765,000
--------------------------------------------------------------------------------
 Allaire Corp.1                                           45,000      5,821,875
--------------------------------------------------------------------------------
 American Software, Inc.1                                300,000      4,312,500
--------------------------------------------------------------------------------
 Avenue A, Inc.1                                           9,200        662,400
--------------------------------------------------------------------------------
 BindView Development Corp.1                             736,000     24,840,000
--------------------------------------------------------------------------------
 Bluestone Software, Inc.1,3                             116,227      6,335,824
--------------------------------------------------------------------------------
 Centra Software, Inc.1                                   73,000      2,691,875
--------------------------------------------------------------------------------
 Chordiant Software, Inc.1                                44,300      1,550,500
--------------------------------------------------------------------------------
 Data Return Corp.1                                      120,000      7,695,000
--------------------------------------------------------------------------------
 Delano Technology Corp.1                                 29,500      1,410,469
--------------------------------------------------------------------------------
 DigitalThink, Inc.1                                      42,000      1,711,500
--------------------------------------------------------------------------------
 E.piphany, Inc.1                                         36,100      7,937,488
--------------------------------------------------------------------------------
 Exchange Applications, Inc.1                            130,000     14,121,250
--------------------------------------------------------------------------------
 FirePond, Inc.1                                          33,500      3,264,156
--------------------------------------------------------------------------------
 GRIC Communications, Inc.1                               29,800      2,089,725
--------------------------------------------------------------------------------
 Informatica Corp.1                                       41,300      7,082,950


                        14 OPPENHEIMER ENTERPRISE FUND

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Computer Software Continued
 Interactive Intelligence, Inc.1                         188,800    $ 6,796,800
--------------------------------------------------------------------------------
 Intertrust Technologies Corp.1                           36,000      3,057,750
--------------------------------------------------------------------------------
 Lante Corp.1                                             33,800      2,695,550
--------------------------------------------------------------------------------
 Liberate Technologies, Inc.1                            116,500     11,868,438
--------------------------------------------------------------------------------
 Lightspan Partnership, Inc. (The)1                      211,000      2,321,000
--------------------------------------------------------------------------------
 Madge, NV1                                              400,000      4,325,000
--------------------------------------------------------------------------------
 Metasolv Software, Inc.1                                 47,150      4,155,094
--------------------------------------------------------------------------------
 Micromuse, Inc.1                                        200,000     28,362,500
--------------------------------------------------------------------------------
 Mission Critical Software, Inc.1                         60,000      3,675,000
--------------------------------------------------------------------------------
 Mustang.com, Inc.1                                      145,800      4,173,525
--------------------------------------------------------------------------------
 National Information Consortium, Inc.1                  146,300      7,662,463
--------------------------------------------------------------------------------
 net.Genesis Corp.1                                       16,400        931,725
--------------------------------------------------------------------------------
 NetIQ Corp.1                                            246,400     16,539,600
--------------------------------------------------------------------------------
 New Era of Networks, Inc.1                              110,000     10,078,750
--------------------------------------------------------------------------------
 Niku Corp.1                                              26,900      1,856,100
--------------------------------------------------------------------------------
 Novadigm, Inc.1                                         300,000      6,975,000
--------------------------------------------------------------------------------
 OnDisplay, Inc.1                                         14,600      1,314,000
--------------------------------------------------------------------------------
 Optio Software, Inc.1                                   155,800      2,823,875
--------------------------------------------------------------------------------
 Portal Software, Inc.1                                  120,000      9,015,000
--------------------------------------------------------------------------------
 Primus Knowledge Solutions, Inc.1                        90,000     10,800,000
--------------------------------------------------------------------------------
 Project Software & Development, Inc.1                   120,000      9,292,500
--------------------------------------------------------------------------------
 Psion plc                                                66,100      5,543,182
--------------------------------------------------------------------------------
 Quest Software, Inc.1                                    34,100      3,976,913
--------------------------------------------------------------------------------
 SERENA Software, Inc.1                                  160,000      6,750,000
--------------------------------------------------------------------------------
 SonicWALL, Inc.1                                        143,600     12,995,800
--------------------------------------------------------------------------------
 TenFold Corp.1                                          123,900      6,218,231
--------------------------------------------------------------------------------
 Verity, Inc.1                                           160,000      8,540,000
--------------------------------------------------------------------------------
 VIA NET.WORKS, Inc.1                                     18,600      1,227,600
--------------------------------------------------------------------------------
 Viador, Inc.1                                           121,800      3,258,150
--------------------------------------------------------------------------------
 webMethods, Inc.1                                        19,000      5,853,188
--------------------------------------------------------------------------------
 Witness Systems, Inc.1                                   33,800      1,242,150
                                                                   -------------
                                                                    331,637,709

--------------------------------------------------------------------------------
 Electronics--6.6%
 ACT Manufacturing, Inc.1                                200,000      7,725,000
--------------------------------------------------------------------------------
 Alpha Industries, Inc.1                                 100,000     14,518,750
--------------------------------------------------------------------------------
 ANADIGICS, Inc.1                                         60,000      8,100,000
--------------------------------------------------------------------------------
 ASM International NV1                                   292,300      9,536,288



                        15 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                   Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
 Electronics Continued
 ATMI, Inc.1                                             240,000 $   11,325,000
--------------------------------------------------------------------------------
 DSP Group1                                               70,000      6,146,875
--------------------------------------------------------------------------------
 Intersil Holding Corp.1                                 109,900      6,525,313
--------------------------------------------------------------------------------
 InterTAN, Inc.1                                         300,000      2,681,250
--------------------------------------------------------------------------------
 Photon Dynamics, Inc.1                                   97,300      6,324,500
--------------------------------------------------------------------------------
 Silicon Image, Inc.1                                     48,600      4,762,800
--------------------------------------------------------------------------------
 Virata Corp.1                                           113,900     16,800,250
                                                                 ---------------
                                                                     94,446,026
                                                                 ---------------
 Total Common Stocks (Cost $726,700,339)                          1,308,897,594

--------------------------------------------------------------------------------
 Preferred Stocks--0.2%

 PeopleFirst.com, Inc., $2.72 Cv.1                       467,290      1,000,000
--------------------------------------------------------------------------------
 Screaming Media.Net, Inc., Sr. Nts., Series B1,3        191,800      2,148,160
                                                                 ---------------
 Total Preferred Stocks (Cost $3,148,160)                             3,148,160


                                                      Principal
                                                         Amount
--------------------------------------------------------------------------------
Repurchase Agreements--8.8%

Repurchase agreement with Banc One Capital
Markets, Inc., 5.75%, dated 2/29/00, to be
repurchased at $125,720,077 on 3/1/00,
collateralized by U.S. Treasury Nts.,
5.25%-7.875%, 5/31/00-5/15/08, with a value of
$117,569,408 and U.S. Treasury Bonds,
6.125%-11.875%, 11/15/03-8/15/29, with a value of
$10,773,967 (Cost $125,700,000)                    $125,700,000     125,700,000
--------------------------------------------------------------------------------
 Total Investments, at Value (Cost $855,548,499)          101.0%  1,437,745,754
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                     (1.0)    (14,577,413)
                                                   -----------------------------
 Net Assets                                               100.0% $1,423,168,341
                                                   =============================


Footnotes TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of February 29, 2000 amounts to $9,581,250. Transactions during the period in which the issuer was an affiliate are as follows:

                                             Shares          Gross         Gross              Shares
                                    August 31, 1999      Additions    Reductions   February 29, 2000
------------------------------------------------------------------------------------------------------
 Argosy Education Group, Inc., Series A     400,000             --       400,000                  --
 EP MedSystems, Inc.                        600,000             --            --             600,000
 Koala Corp.                                205,000        295,000            --             500,000
 Silver Diner, Inc.                         830,000             --       830,000                  --

3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

 See accompanying Notes to Financial Statements.

                        16 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 February 29, 2000
--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $848,998,910)                     $ 1,428,164,504
 Affiliated companies (cost $6,549,589)                               9,581,250
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    10,858,169
 Shares of beneficial interest sold                                   3,938,468
 Interest                                                                20,077
 Other                                                                   16,263
                                                                ----------------
 Total assets                                                     1,452,578,731

--------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                       1,352,677
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                               25,384,843
 Shares of beneficial interest redeemed                               1,892,018
 Distribution and service plan fees                                     426,969
 Trustees' compensation                                                  62,593
 Transfer and shareholder servicing agent fees                           49,497
 Other                                                                  241,793
                                                                ----------------
 Total liabilities                                                   29,410,390

--------------------------------------------------------------------------------
 Net Assets                                                     $ 1,423,168,341
                                                                ================
--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                $   667,197,440
--------------------------------------------------------------------------------
 Accumulated net investment loss                                     (2,660,583)
--------------------------------------------------------------------------------
 Accumulated net realized gain on
 investments and foreign currency transactions                      176,434,229
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies        582,197,255
                                                                ----------------
 Net assets                                                     $ 1,423,168,341
                                                                ================

                        17  OPPENHEIMER ENTERPRISE FUND

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $796,309,637 and 15,859,820 shares of beneficial
 interest outstanding)                                                   $50.21
 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                      $53.27
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $412,984,899 and 8,523,044
 shares of beneficial interest outstanding)                              $48.46
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $85,101,359 and
 1,754,766 shares of beneficial interest outstanding)                    $48.50
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $128,772,446 and 2,554,665
 shares of beneficial interest outstanding)                              $50.41



 See accompanying Notes to Financial Statements.

                        18  OPPENHEIMER ENTERPRISE FUND

 STATEMENT OF OPERATIONS Unaudited

 For the Six Months Ended February 29, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Investment Income

 Interest                                                         $   4,143,777
--------------------------------------------------------------------------------
 Dividends                                                              123,061
                                                                  --------------
 Total income                                                         4,266,838

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      3,133,017
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                613,763
 Class B                                                              1,383,173
 Class C                                                                284,296
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                630,613
 Class B                                                                338,754
 Class C                                                                 69,678
 Class Y                                                                  6,251
--------------------------------------------------------------------------------
 Shareholder reports                                                    304,034
 Custodian fees and expenses                                             53,246
 Trustees' compensation                                                  14,567
 Other                                                                   87,711
                                                                  --------------
 Total expenses                                                       6,919,103
 Less expenses paid indirectly                                          (47,977)
                                                                  --------------
 Net expenses                                                         6,871,126

--------------------------------------------------------------------------------
 Net Investment Loss                                                 (2,604,288)

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on:
 Investments                                                        177,947,037
 Foreign currency transactions                                           21,235
                                                                  --------------
 Net realized gain                                                  177,968,272

--------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                        485,686,525
 Translation of assets and liabilities denominated in
 foreign currencies                                                    (103,879)
                                                                  --------------
 Net change                                                         485,582,646
                                                                  --------------
 Net realized and unrealized gain                                   663,550,918

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $ 660,946,630
                                                                  ==============


 See accompanying Notes to Financial Statements.

                        19  Oppenheimer enterprise fund

 STATEMENTS OF CHANGES IN NET ASSETS

                                                           6 Mos.          Year
                                                            Ended         Ended
                                                    Feb. 29, 2000      Aug. 31,
                                                       (Unaudited)         1999
--------------------------------------------------------------------------------
 Operations

 Net investment loss                              $   (2,604,288)  $ (2,430,150)
--------------------------------------------------------------------------------
 Net realized gain                                   177,968,272     43,152,767
--------------------------------------------------------------------------------
 Net change in unrealized appreciation
  or depreciation                                    485,582,646    102,562,428
                                                  ------------------------------
 Net increase in net assets resulting
  from operations                                   660,946,630     143,285,045

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Distributions from net realized gain:
 Class A                                             (23,176,099)    (1,824,954)
 Class B                                             (13,062,312)    (1,123,053)
 Class C                                              (2,679,303)      (228,443)
 Class Y                                              (3,045,611)            --

--------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                             112,208,534    178,721,558
 Class B                                              37,358,727     97,486,503
 Class C                                               7,776,014     20,439,103
 Class Y                                              51,072,285     32,242,392

--------------------------------------------------------------------------------
 Net Assets

 Total increase                                      827,398,865    468,998,151
--------------------------------------------------------------------------------
 Beginning of period                                 595,769,476    126,771,325
                                                  ------------------------------
 End of period (including accumulated net
 investment loss of $2,660,583 and $56,295,
 respectively)                                    $1,423,168,341   $595,769,476
                                                  ==============================




 See accompanying Notes to Financial Statements.

                        20  OPPENHEIMER ENTERPRISE FUND

 FINANCIAL HIGHLIGHTS

                                                          6 Mos.                                                          Year
                                                           Ended                                                         Ended
                                                   Feb. 29, 2000                                                      Aug. 31,
 Class A                                             (Unaudited)            1999            1998           1997         1996 1
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $     26.37     $     14.72     $     16.98    $     15.48    $     10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.07)           (.11)           (.14)          (.09)          (.05)
Net realized and unrealized gain (loss)                    25.57           12.08            (.75)          2.66           5.53
                                                     ---------------------------------------------------------------------------
Total income (loss) from investment operations             25.50           11.97            (.89)          2.57           5.48
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       (1.66)           (.32)          (1.37)         (1.07)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     50.21     $     26.37     $     14.72    $     16.98    $     15.48
                                                     ===========================================================================
--------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value2                          99.00%          82.34%          (5.65)%        17.88%         54.80%

--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)             $   796,310     $   335,682     $    74,456    $    52,455    $    44,421
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   514,922     $   182,121     $    72,059    $    42,895    $    30,655
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income (loss)                               (0.33)%         (0.47)%         (0.81)%        (1.18)%        (0.59)%
Expenses                                                    1.27%           1.48%           1.48%4         1.50%4         1.66%4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate5                                      70%            134%            182%           142%           156%

 1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $731,141,955 and $545,760,315, respectively.

 See accompanying Notes to Financial Statements.

                        21  OPPENHEIMER ENTERPRISE FUND

 FINANCIAL HIGHLIGHTS  CONTINUED

                                                           6 Mos.                                                          Year
                                                            Ended                                                         Ended
                                                    Feb. 29, 2000                                                      Aug. 31,
 Class B                                              (Unaudited)            1999            1998           1997           1996 1
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $     25.58     $     14.38     $     16.75    $     15.39    $     10.00
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.16)           (.11)           (.15)          (.18)          (.14)
 Net realized and unrealized gain (loss)                    24.70           11.63            (.85)          2.61           5.53
                                                      -----------------------------------------------------------------------------
 Total income (loss) from investment operations             24.54           11.52           (1.00)          2.43           5.39
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       (1.66)           (.32)          (1.37)         (1.07)          --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $     48.46     $     25.58     $     14.38    $     16.75    $     15.39
                                                      =============================================================================
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value2                          98.28%          81.14%          (6.43)%        17.03%         53.90%
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $   412,985     $   189,699     $    43,570    $    25,856    $    20,606
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $   278,933     $   107,124     $    39,003    $    20,410    $    14,123
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment income (loss)                               (1.08)%         (1.22)%         (1.58)%        (1.96)%        (1.37)%
 Expenses                                                    2.03%           2.23%         2.26%4         2.27%4         2.44%4
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate5                                      70%            134%            182%           142%           156%

 1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $731,141,955 and $545,760,315, respectively.

 See accompanying Notes to Financial Statements.

                        22  OPPENHEIMER ENTERPRISE FUND

                                                           6 Mos.                                                          Year
                                                            Ended                                                         Ended
                                                    Feb. 29, 2000                                                      Aug. 31,
 Class C                                              (Unaudited)            1999            1998           1997         1996 1
--------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                  $    25.59      $    14.38      $    16.74     $    15.39     $    10.00
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.16)           (.10)           (.16)          (.18)          (.14)
 Net realized and unrealized gain (loss)                    24.73           11.63            (.83)          2.60           5.53
                                                       -------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                      24.57           11.53            (.99)          2.42           5.39
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       (1.66)           (.32)          (1.37)         (1.07)          --
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $    48.50      $    25.59      $    14.38     $    16.74     $    15.39
                                                       =========================================================================
--------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value2                          98.37%          81.22%          (6.38)%        16.97%         53.90%

--------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $   85,101      $   39,083      $    8,746     $    5,653     $    4,846
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $   57,333      $   21,790      $    7,908     $    4,539     $    3,472
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment income (loss)                               (1.08)%         (1.22)%         (1.58)%        (1.96)%        (1.35)%
 Expenses                                                    2.03%           2.22%         2.26%4         2.27%4         2.43%4
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate5                                      70%            134%            182%           142%           156%

 1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $731,141,955 and $545,760,315, respectively.
 6. For the period from April 1, 1999 (inception of offering) to August 31,
 1999.

 See accompanying Notes to Financial Statements.

                        23  OPPENHEIMER ENTERPRISE FUND

 FINANCIAL HIGHLIGHTS  CONTINUED

                                                              6 Mos.    Period
                                                               Ended     Ended
                                                       Feb. 29, 2000  Aug. 31,
 Class Y                                                 (Unaudited)    1999 6
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $26.41    $23.51
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.05)      --
 Net realized and unrealized gain (loss)                       25.71      2.90
                                                           ---------------------
 Total income (loss) from investment operations                25.66      2.90
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                          (1.66)      --
--------------------------------------------------------------------------------
 Net asset value, end of period                               $50.41    $26.41
                                                           =====================
--------------------------------------------------------------------------------
 Total Return, at Net Asset Value2                             99.46%    12.34%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $128,772   $31,306
--------------------------------------------------------------------------------
 Average net assets (in thousands)                          $ 67,076   $11,731
--------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment income (loss)                                   0.10%     0.09%
 Expenses                                                       0.81%     0.96%
--------------------------------------------------------------------------------
 Portfolio turnover rate5                                         70%      134%



 1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $731,141,955 and $545,760,315, respectively.
 6. For the period from April 1, 1999 (inception of offering) to August 31,
 1999.

 See accompanying Notes to Financial Statements.

                        24  OPPENHEIMER ENTERPRISE FUND

 NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies

 Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

 The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                        25  OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies  Continued

 The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $6,028 was made for the Fund's projected benefit obligations and payments of $1,627 were made to retired trustees, resulting in an accumulated liability of $60,697 as of February 29, 2000.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                        26  OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        27  OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Six Months Ended February 29, 2000   Year Ended August 31, 1999/1/
                                         Shares         Amount        Shares         Amount
---------------------------------------------------------------------------------------------
 Class A
 Sold                                 3,544,773   $127,970,512     8,926,370   $206,297,851
 Dividends and/or distributions
 reinvested                             568,479     20,863,439        97,571      1,742,570
 Redeemed                              (982,180)   (36,625,417)   (1,354,467)   (29,318,863)
                                     --------------------------------------------------------
 Net increase                         3,131,072   $112,208,534     7,669,474   $178,721,558
                                     ========================================================
---------------------------------------------------------------------------------------------
 Class B
 Sold                                 1,162,167   $ 39,021,668     4,932,566   $109,637,518
 Dividends and/or distributions
 reinvested                             343,582     12,190,013        60,658      1,056,668
 Redeemed                              (398,225)   (13,852,954)     (606,628)   (13,207,683)
                                     --------------------------------------------------------
 Net increase                         1,107,524   $ 37,358,727     4,386,596   $ 97,486,503
                                     ========================================================
---------------------------------------------------------------------------------------------
 Class C
 Sold                                   241,820    $ 8,232,798     1,445,655    $30,608,836
 Dividends and/or distributions
 reinvested                              72,016      2,557,294        12,525        218,068
 Redeemed                               (86,137)    (3,014,078)     (539,269)   (10,387,801)
                                     --------------------------------------------------------
 Net increase                           227,699    $ 7,776,014       918,911    $20,439,103
                                     ========================================================
---------------------------------------------------------------------------------------------
 Class Y
 Sold                                 2,344,611    $88,519,059     1,321,190    $35,899,224
 Dividends and/or distributions
 reinvested                              82,761      3,045,610
 Redeemed                            (1,058,150)   (40,492,384)     (135,747)    (3,656,832)
                                     --------------------------------------------------------
 Net increase                         1,369,222    $51,072,285     1,185,443    $32,242,392
                                     ========================================================

 1. For the year ended August 31, 1999, for Class A, B and C shares and for the period from April 1, 1999 (inception of offering) to August 31, 1999, for Class Y shares.

                        28  OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 3. Unrealized Gains and Losses on Securities

 As of February 29, 2000, net unrealized appreciation on securities of $582,197,255 was composed of gross appreciation of $613,739,457, and gross depreciation of $31,542,202.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended February 29, 2000 was 0.68% of average annual net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
     The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                                  Class A    Commissions     Commissions      Commissions
                                 Aggregate      Front-End     on Class A      on Class B       on Class C
                                 Front-End  Sales Charges         Shares          Shares           Shares
                             Sales Charges    Retained by    Advanced by     Advanced by      Advanced by
 Six Months Ended        on Class A Shares    Distributor  Distributor 1   Distributor 1    Distributor 1
-----------------------------------------------------------------------------------------------------------
 February 29, 2000                $727,628      $162,785       $210,534        $740,865           $47,458

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                     Class B                     Class C
                        Contingent Deferred         Contingent Deferred         Contingent Deferred
                              Sales Charges               Sales Charges               Sales Charges
 Six Months Ended   Retained by Distributor   Retained by Distributor 1   Retained by Distributor 1
-------------------------------------------------------------------------------------------------------
 February 29, 2000                   $2,701                     $90,738                      $4,477

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                        29  OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates  Continued

 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $613,763, all of which was paid by the Distributor to recipients. That included $26,365 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:


                                                 Distributor's    Distributor's
                                                     Aggregate     Unreimbursed
                                                  Unreimbursed    Expenses as %
                Total Payments  Amount Retained       Expenses    of Net Assets
                    Under Plan   by Distributor     Under Plan         of Class
--------------------------------------------------------------------------------

 Class B Plan       $1,383,173       $1,173,487     $3,065,460             0.74%
 Class C Plan          284,296          152,219        228,940             0.27

                        30  OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities

 As of February 29, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 29, 2000 was $30,778,733, which represents 2.16% of the Fund's net assets all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                     Valuation
                                                                                Per Unit as of
 Security                                   Acquisition Date  Cost Per Unit  February 29, 2000
--------------------------------------------------------------------------------------------------
 Stocks
 Bluestone Software, Inc.                            9/24/99         $13.13             $54.51
--------------------------------------------------------------------------------------------------
 Cobalt Networks, Inc.                               11/5/99          89.69              67.03
--------------------------------------------------------------------------------------------------
 FX Energy, Inc.                                     5/14/99           4.00               6.29
--------------------------------------------------------------------------------------------------
 Screaming Media.Net, Inc., Sr. Nts., Series B       10/5/99          11.20              11.20
--------------------------------------------------------------------------------------------------
 Startec Global Communications Corp.                  1/1/00          16.50              25.18

                        31  OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

--------------------------------------------------------------------------------
 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended February 29, 2000.


                        32  OPPENHEIMER ENTERPRISE FUND

 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Officers and Trustees   Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Jay W. Tracey, III, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
 Investment Advisor      OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
 Distributor             OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
 Transfer and            OppenheimerFunds Services
 Shareholder Servicing
 Agent
--------------------------------------------------------------------------------
 Custodian of            The Bank of New York
 Portfolio Securities
--------------------------------------------------------------------------------
 Independent Auditors    KPMG LLP
--------------------------------------------------------------------------------
 Legal Counsel           Mayer, Brown & Platt

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Enterprise Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Enterprise Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                        33  OPPENHEIMER ENTERPRISE FUND

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--------------------------------------------------------------------------------
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